Schedule of Plant and Equipment (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Equipment and machinery	$ 5,316,724	$ 5,633,421
Furniture and office equipment	4,139	3,505	$ 25,286
Auto vehicles	22,987	19,783
Leasehold improvement	115,370	122,124	132,604
Minus: Accumulated depreciation and amortization	(1,819,386)	(1,497,885)	(937,027)
Plant and equipment, net	3,639,834	4,280,948	5,140,181
Construction in progress	4,770,112	2,518,836	280,914
Property plant and equipment, net	$ 8,409,946	6,799,784	5,421,095
Equipment and machinery		$ 5,653,204	$ 5,919,317